DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers USD High Yield Corporate Bond ETF

May 31, 2023 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 97.8%
Basic Materials - 4.1%
Chemicals - 1.9%
Ashland LLC, 144A,3.375%, 9/1/31	$2,006,000	$1,607,629
ASP Unifrax Holdings, Inc.
144A,5.25%, 9/30/28	3,531,000	2,663,698
144A,7.50%, 9/30/29	1,784,000	1,233,473
Avient Corp.
144A,5.75%, 5/15/25	2,869,000	2,858,329
144A,7.125%, 8/1/30	3,215,000	3,248,966
Axalta Coating Systems LLC, 144A,3.375%, 2/15/29	3,104,000	2,663,806
Chemours Co.
5.375%, 5/15/27	2,183,000	2,013,500
144A,5.75%, 11/15/28	3,556,000	3,135,030
144A,4.625%, 11/15/29	2,898,000	2,349,023
Consolidated Energy Finance SA, 144A,5.625%, 10/15/28	2,317,000	1,976,807
INEOS Finance PLC, 144A,6.75%, 5/15/28	1,885,000	1,858,544
INEOS Quattro Finance 2 PLC, 144A,3.375%, 1/15/26	2,207,000	2,027,725
Methanex Corp.
5.125%, 10/15/27	3,120,000	2,908,647
5.25%, 12/15/29	3,090,000	2,816,358
NOVA Chemicals Corp.
144A,4.875%, 6/1/24	4,634,000	4,531,260
144A,5.00%, 5/1/25	2,217,000	2,170,975
144A,5.25%, 6/1/27	4,784,000	4,332,269
144A,4.25%, 5/15/29	2,537,000	2,092,649
Olin Corp.
5.125%, 9/15/27	2,267,000	2,154,557
5.625%, 8/1/29	2,954,000	2,833,890
5.00%, 2/1/30	2,285,000	2,084,920
SCIH Salt Holdings, Inc.
144A,4.875%, 5/1/28	4,855,000	4,307,034
144A,6.625%, 5/1/29	3,190,000	2,646,652
Tronox, Inc., 144A,4.625%, 3/15/29	4,835,000	3,941,628
Valvoline, Inc.
144A,4.25%, 2/15/30	2,660,000	2,613,604
144A,3.625%, 6/15/31	2,372,000	1,948,752

(Cost $77,678,904)		69,019,725

Forest Products & Paper - 0.1%
Mercer International, Inc.,5.125%, 2/1/29
(Cost $3,865,842)	3,879,000	3,071,280

Iron/Steel - 0.5%
Cleveland-Cliffs, Inc.
144A,6.75%, 3/15/26	3,676,000	3,722,483
5.875%, 6/1/27	2,450,000	2,379,972
144A,6.75%, 4/15/30	3,310,000	3,130,496
Mineral Resources Ltd.
144A,8.125%, 5/1/27	3,088,000	3,092,107
144A,8.00%, 11/1/27	2,771,000	2,781,641
144A,8.50%, 5/1/30	2,759,000	2,771,884
United States Steel Corp.,6.875%, 3/1/29	2,096,000	2,027,817

(Cost $20,648,909)		19,906,400

Mining - 1.6%
Arconic Corp.
144A,6.00%, 5/15/25	2,981,000	2,995,884
144A,6.125%, 2/15/28	3,993,000	4,032,702
First Quantum Minerals Ltd.
144A,7.50%, 4/1/25	4,825,000	4,820,030
144A,6.875%, 3/1/26	4,414,000	4,292,836
144A,6.875%, 10/15/27	6,621,000	6,313,786
FMG Resources August 2006 Pty Ltd.
144A,5.125%, 5/15/24	3,288,000	3,287,788
144A,4.50%, 9/15/27	2,700,000	2,559,747
144A,5.875%, 4/15/30	3,090,000	2,919,019
144A,4.375%, 4/1/31	6,746,000	5,707,593
144A,6.125%, 4/15/32	3,531,000	3,340,976
Hudbay Minerals, Inc.
144A,4.50%, 4/1/26	2,648,000	2,430,156
144A,6.125%, 4/1/29	2,840,000	2,554,262
Kaiser Aluminum Corp.
144A,4.625%, 3/1/28	2,262,000	1,979,521
144A,4.50%, 6/1/31	2,428,000	1,910,666
Nexa Resources SA
144A,5.375%, 5/4/27	3,247,000	2,970,303
144A,6.50%, 1/18/28	2,056,000	1,943,057
Vedanta Resources Finance II PLC
144A,8.95%, 3/11/25	5,130,000	3,820,568
144A,9.25%, 4/23/26	1,865,000	1,307,310

(Cost $62,583,363)		59,186,204

Communications - 17.3%
Advertising - 0.9%
Clear Channel Outdoor Holdings, Inc.
144A,5.125%, 8/15/27	5,617,000	4,959,249
144A,7.75%, 4/15/28	4,434,000	3,308,639
144A,7.50%, 6/1/29	4,710,000	3,361,796
CMG Media Corp., 144A,8.875%, 12/15/27	4,501,000	2,897,991
Lamar Media Corp.
3.75%, 2/15/28	2,626,000	2,372,279
4.00%, 2/15/30	2,428,000	2,117,280
3.625%, 1/15/31	2,628,000	2,197,218

Outfront Media Capital LLC / Outfront Media Capital Corp.
144A,6.25%, 6/15/25	1,615,000	1,611,085
144A,5.00%, 8/15/27	2,869,000	2,575,234
144A,4.25%, 1/15/29	2,407,000	1,972,163
144A,4.625%, 3/15/30	2,207,000	1,804,885
Stagwell Global LLC, 144A,5.625%, 8/15/29	4,855,000	4,157,989

(Cost $40,818,875)		33,335,808

Internet - 1.6%
Gen Digital, Inc.
144A,5.00%, 4/15/25	5,155,000	5,043,518
144A,6.75%, 9/30/27	3,972,000	3,971,640
144A,7.125%, 9/30/30	2,648,000	2,645,783
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
144A,5.25%, 12/1/27	2,660,000	2,543,771
144A,3.50%, 3/1/29	3,567,000	3,091,433
Match Group Holdings II LLC
144A,5.00%, 12/15/27	1,986,000	1,870,593
144A,4.625%, 6/1/28	2,327,000	2,126,948
144A,4.125%, 8/1/30	2,217,000	1,884,638
144A,3.625%, 10/1/31	2,229,000	1,818,251
MercadoLibre, Inc.
2.375%, 1/14/26	1,784,000	1,636,284
3.125%, 1/14/31	3,090,000	2,523,218
Rakuten Group, Inc., 144A,10.25%, 11/30/24	3,924,000	3,963,240
Uber Technologies, Inc.
144A,7.50%, 5/15/25	4,534,000	4,589,694
144A,8.00%, 11/1/26	6,621,000	6,758,757
144A,7.50%, 9/15/27	5,296,000	5,439,214
144A,6.25%, 1/15/28	2,217,000	2,208,775
144A,4.50%, 8/15/29	6,821,000	6,232,513
Ziff Davis, Inc., 144A,4.625%, 10/15/30	2,030,000	1,732,927

(Cost $63,240,335)		60,081,197

Media - 9.9%
Altice Financing SA
144A,5.00%, 1/15/28	5,296,000	4,141,956
144A,5.75%, 8/15/29	9,048,000	6,906,631
AMC Networks, Inc.
4.75%, 8/1/25	3,547,000	3,139,475
4.25%, 2/15/29	4,439,000	2,536,400
Audacy Capital Corp.
144A,6.50%, 5/1/27	2,169,000	62,207
144A,6.75%, 3/31/29	2,373,000	63,062
Cable One, Inc., 144A,4.00%, 11/15/30	2,869,000	2,247,862
CCO Holdings LLC / CCO Holdings Capital Corp.
144A,5.50%, 5/1/26	3,326,000	3,260,861
144A,5.125%, 5/1/27	14,544,000	13,492,246
144A,5.00%, 2/1/28	11,274,000	10,260,861
144A,5.375%, 6/1/29	6,941,000	6,256,082
144A,6.375%, 9/1/29	6,621,000	6,183,201
144A,4.75%, 3/1/30	13,460,000	11,343,988
144A,4.50%, 8/15/30	12,154,000	10,016,822
144A,4.25%, 2/1/31	13,241,000	10,619,584
144A,7.375%, 3/1/31	4,855,000	4,651,743
144A,4.75%, 2/1/32	5,446,000	4,368,764
4.50%, 5/1/32	13,022,000	10,200,885
144A,4.50%, 6/1/33	7,722,000	5,900,777
144A,4.25%, 1/15/34	9,007,000	6,671,700
CSC Holdings LLC
5.25%, 6/1/24	3,310,000	3,073,260
144A,5.50%, 4/15/27	5,862,000	4,788,875
144A,5.375%, 2/1/28	4,494,000	3,541,611
144A,7.50%, 4/1/28	4,616,000	2,507,007
144A,11.25%, 5/15/28	4,550,000	4,303,618
144A,6.50%, 2/1/29	7,824,000	6,153,024
144A,5.75%, 1/15/30	10,091,000	4,454,430
144A,4.125%, 12/1/30	4,878,000	3,390,876
144A,4.625%, 12/1/30	10,462,000	4,481,492
144A,3.375%, 2/15/31	4,414,000	3,021,893
144A,4.50%, 11/15/31	6,621,000	4,591,736
144A,5.00%, 11/15/31	2,207,000	956,780
DISH DBS Corp.
5.875%, 11/15/24	8,827,000	7,579,053
7.75%, 7/1/26	8,977,000	5,126,854
144A,5.25%, 12/1/26	12,338,000	9,769,116
7.375%, 7/1/28	4,430,000	2,266,575
144A,5.75%, 12/1/28	11,234,000	8,167,886
5.125%, 6/1/29	6,601,000	3,004,437
DISH Network Corp., 144A,11.75%, 11/15/27	15,648,000	14,994,252
Gray Television, Inc.
144A,5.875%, 7/15/26	3,180,000	2,735,964
144A,7.00%, 5/15/27	3,270,000	2,704,176
144A,4.75%, 10/15/30	3,556,000	2,309,494
iHeartCommunications, Inc.
6.375%, 5/1/26	3,531,252	2,684,937
8.375%, 5/1/27	4,986,151	2,811,754
144A,5.25%, 8/15/27	3,310,000	2,328,929
144A,4.75%, 1/15/28	2,229,000	1,549,456
McGraw-Hill Education, Inc.
144A,5.75%, 8/1/28	3,641,000	3,108,686
144A,8.00%, 8/1/29	3,072,000	2,568,499

News Corp.
144A,3.875%, 5/15/29	4,414,000	3,881,837
144A,5.125%, 2/15/32	2,270,000	2,067,682
Nexstar Media, Inc.
144A,5.625%, 7/15/27	7,564,000	6,914,366
144A,4.75%, 11/1/28	4,434,000	3,745,977
Sinclair Television Group, Inc.
144A,5.50%, 3/1/30	2,297,000	1,334,565
144A,4.125%, 12/1/30	3,300,000	2,161,500
Sirius XM Radio, Inc.
144A,3.125%, 9/1/26	4,414,000	3,899,157
144A,5.00%, 8/1/27	6,646,000	6,033,654
144A,4.00%, 7/15/28	9,147,000	7,670,109
144A,5.50%, 7/1/29	5,517,000	4,822,114
144A,4.125%, 7/1/30	6,791,000	5,347,446
144A,3.875%, 9/1/31	6,621,000	4,892,147
TEGNA, Inc.
144A,4.75%, 3/15/26	2,661,000	2,541,122
4.625%, 3/15/28	4,434,000	3,874,208
5.00%, 9/15/29	4,874,000	4,173,582
Telenet Finance Luxembourg Notes SARL, 144A,5.50%, 3/1/28	4,400,000	4,093,650
Univision Communications, Inc.
144A,5.125%, 2/15/25	6,560,000	6,343,717
144A,6.625%, 6/1/27	6,621,000	6,278,042
144A,4.50%, 5/1/29	4,834,000	4,064,934
144A,7.375%, 6/30/30	3,968,000	3,693,471
UPC Broadband Finco BV, 144A,4.875%, 7/15/31	5,517,000	4,638,638
UPC Holding BV, 144A,5.50%, 1/15/28	2,156,000	1,894,585
Videotron Ltd.
144A,5.375%, 6/15/24	2,660,000	2,636,233
144A,5.125%, 4/15/27	2,648,500	2,558,610
144A,3.625%, 6/15/29	2,217,000	1,910,489
Virgin Media Finance PLC, 144A,5.00%, 7/15/30	4,183,000	3,325,151
Virgin Media Secured Finance PLC
144A,5.50%, 5/15/29	6,289,000	5,660,342
144A,4.50%, 8/15/30	4,039,000	3,361,940
VTR Finance NV, 144A,6.375%, 7/15/28	2,122,000	655,698
Ziggo Bond Co. BV
144A,6.00%, 1/15/27	2,784,000	2,568,407
144A,5.125%, 2/28/30	2,267,000	1,741,163
Ziggo BV, 144A,4.875%, 1/15/30	4,374,000	3,647,029

(Cost $460,019,489)		363,731,342

Telecommunications - 4.9%
Altice France Holding SA
144A,10.50%, 5/15/27	6,894,000	4,126,266
144A,6.00%, 2/15/28	4,973,000	2,469,606
Altice France SA
144A,8.125%, 2/1/27	7,724,000	6,658,863
144A,5.50%, 1/15/28	4,878,000	3,704,231
144A,5.125%, 1/15/29	2,028,000	1,447,906
144A,5.125%, 7/15/29	11,334,000	8,088,320
144A,5.50%, 10/15/29	9,027,000	6,483,988
C&W Senior Financing DAC, 144A,6.875%, 9/15/27	5,535,000	4,766,991
CommScope Technologies LLC
144A,6.00%, 6/15/25	5,707,000	5,369,608
144A,5.00%, 3/15/27	3,310,000	2,230,416
CommScope, Inc.
144A,6.00%, 3/1/26	6,621,000	6,225,520
144A,8.25%, 3/1/27	4,434,000	3,484,162
144A,7.125%, 7/1/28	3,100,000	2,088,098
144A,4.75%, 9/1/29	5,771,000	4,552,610
Consolidated Communications, Inc.
144A,5.00%, 10/1/28	1,774,000	1,262,353
144A,6.50%, 10/1/28	3,380,000	2,539,225
Frontier Communications Holdings LLC
144A,5.875%, 10/15/27	5,076,000	4,529,058
144A,5.00%, 5/1/28	7,111,000	5,962,099
144A,6.75%, 5/1/29	4,414,000	3,260,046
5.875%, 11/1/29	3,470,685	2,433,818
144A,6.00%, 1/15/30	4,434,000	3,115,428
144A,8.75%, 5/15/30	5,296,000	4,955,328
144A,8.625%, 3/15/31	3,310,000	3,057,271
Hughes Satellite Systems Corp.
5.25%, 8/1/26	3,356,000	3,130,980
6.625%, 8/1/26	3,309,500	3,061,056
Iliad Holding SASU
144A,6.50%, 10/15/26	5,296,000	4,988,552
144A,7.00%, 10/15/28	3,991,000	3,724,485
Intelsat Jackson Holdings SA, 144A,6.50%, 3/15/30	13,441,000	12,397,978
Level 3 Financing, Inc.
144A,3.40%, 3/1/27	3,310,000	2,626,605
144A,4.625%, 9/15/27	4,525,000	2,832,328
144A,4.25%, 7/1/28	5,296,000	3,056,797
144A,3.625%, 1/15/29	3,827,000	2,071,799
144A,3.875%, 11/15/29	3,430,000	2,499,852
144A,10.50%, 5/15/30	4,081,000	3,882,206
Lumen Technologies, Inc.
144A,5.125%, 12/15/26	1,827,000	1,120,682
144A,4.00%, 2/15/27	5,517,000	3,615,125
144A,4.50%, 1/15/29	1,820,000	725,206
Millicom International Cellular SA
144A,5.125%, 1/15/28	1,805,400	1,558,219
144A,6.25%, 3/25/29	2,681,100	2,368,714
144A,4.50%, 4/27/31	3,657,000	2,737,559

Sable International Finance Ltd., 144A,5.75%, 9/7/27	2,185,000	2,033,080
Viasat, Inc.
144A,5.625%, 9/15/25	3,146,000	3,026,609
144A,5.625%, 4/15/27	2,660,000	2,508,806
144A,6.50%, 7/15/28	1,788,000	1,452,580
Vmed O2 UK Financing I PLC
144A,4.25%, 1/31/31	6,058,000	4,886,492
144A,4.75%, 7/15/31	6,204,000	5,108,351
Windstream Escrow LLC / Windstream Escrow Finance Corp., 144A,7.75%, 8/15/28	6,179,000	5,028,334
Zayo Group Holdings, Inc.
144A,4.00%, 3/1/27	6,521,000	4,547,022
144A,6.125%, 3/1/28	4,789,000	2,895,665

(Cost $226,903,774)		180,696,293

Consumer, Cyclical - 24.7%
Airlines - 1.6%
Air Canada, 144A,3.875%, 8/15/26	5,296,000	4,922,196
American Airlines Group, Inc., 144A,3.75%, 3/1/25	2,156,000	2,040,607
American Airlines, Inc.
144A,11.75%, 7/15/25	11,034,000	12,087,140
144A,7.25%, 2/15/28	3,310,000	3,243,194
Delta Air Lines, Inc.
2.90%, 10/28/24	4,013,000	3,879,779
7.375%, 1/15/26	3,783,000	3,974,079
4.375%, 4/19/28	1,836,000	1,728,144
3.75%, 10/28/29	2,217,000	1,978,481
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A,5.75%, 1/20/26	5,295,858	4,929,552
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.
144A,8.00%, 9/20/25	2,648,195	2,683,215
144A,8.00%, 9/20/25	2,261,366	2,284,611
United Airlines, Inc.
144A,4.375%, 4/15/26	8,827,000	8,359,042
144A,4.625%, 4/15/29	8,827,000	8,005,162

(Cost $63,533,745)		60,115,202

Apparel - 0.2%
Hanesbrands, Inc.
144A,4.875%, 5/15/26	3,972,000	3,701,418
144A,9.00%, 2/15/31	2,648,000	2,651,352
Levi Strauss & Co., 144A,3.50%, 3/1/31	2,217,000	1,835,876

(Cost $8,663,397)		8,188,646

Auto Manufacturers - 4.0%
Allison Transmission, Inc.
144A,4.75%, 10/1/27	1,834,000	1,740,058
144A,5.875%, 6/1/29	2,207,000	2,129,827
144A,3.75%, 1/30/31	4,434,000	3,748,293
Aston Martin Capital Holdings Ltd., 144A,10.50%, 11/30/25	5,048,000	5,086,945
Ford Motor Co.
4.346%, 12/8/26	6,894,000	6,649,295
9.625%, 4/22/30	2,095,000	2,389,603
3.25%, 2/12/32	11,183,000	8,507,858
6.10%, 8/19/32	7,863,000	7,389,895
Ford Motor Credit Co. LLC
3.664%, 9/8/24	2,981,000	2,876,037
4.063%, 11/1/24	6,198,000	6,004,439
2.30%, 2/10/25	5,165,000	4,825,551
4.687%, 6/9/25	2,505,000	2,411,356
5.125%, 6/16/25	7,231,000	7,016,751
4.134%, 8/4/25	5,600,000	5,308,283
3.375%, 11/13/25	8,766,000	8,082,987
GMTN, 4.389%, 1/8/26	4,958,000	4,669,669
6.95%, 3/6/26	5,426,000	5,442,321
4.542%, 8/1/26	3,131,000	2,932,862
2.70%, 8/10/26	6,198,000	5,491,232
4.271%, 1/9/27	3,719,000	3,417,531
4.95%, 5/28/27	6,261,000	5,866,073
4.125%, 8/17/27	5,218,000	4,720,457
3.815%, 11/2/27	3,069,000	2,727,668
7.35%, 11/4/27	6,261,000	6,331,599
2.90%, 2/16/28	3,411,000	2,885,186
6.80%, 5/12/28	5,501,000	5,448,910
2.90%, 2/10/29	3,099,000	2,525,402
5.113%, 5/3/29	6,247,000	5,725,235
7.35%, 3/6/30	4,752,000	4,791,442
4.00%, 11/13/30	6,949,000	5,845,323
3.625%, 6/17/31	4,112,000	3,330,328

(Cost $161,008,026)		146,318,416

Auto Parts & Equipment - 1.3%
Adient Global Holdings Ltd.
144A,4.875%, 8/15/26	3,523,000	3,336,148
144A,7.00%, 4/15/28	2,217,000	2,243,181
144A,8.25%, 4/15/31	2,291,000	2,290,944
American Axle & Manufacturing, Inc.
6.50%, 4/1/27	2,211,000	2,065,151
6.875%, 7/1/28	1,765,000	1,580,635
5.00%, 10/1/29	2,648,000	2,156,131
Dana, Inc.
5.375%, 11/15/27	1,784,000	1,673,178
5.625%, 6/15/28	1,815,000	1,671,869
4.25%, 9/1/30	1,765,000	1,422,193

Goodyear Tire & Rubber Co.
9.50%, 5/31/25	3,579,000	3,662,280
5.00%, 5/31/26	3,991,000	3,895,416
4.875%, 3/15/27	3,090,000	2,956,166
5.00%, 7/15/29	3,728,000	3,366,705
5.25%, 4/30/31	2,602,000	2,288,861
5.25%, 7/15/31	2,648,000	2,306,276
5.625%, 4/30/33	2,006,000	1,753,244
ZF North America Capital, Inc.
144A,4.75%, 4/29/25	4,696,000	4,555,422
144A,6.875%, 4/14/28	2,675,000	2,680,481
144A,7.125%, 4/14/30	2,675,000	2,696,815

(Cost $52,831,931)		48,601,096

Distribution/Wholesale - 0.4%
American Builders & Contractors Supply Co., Inc.
144A,4.00%, 1/15/28	3,090,000	2,821,315
144A,3.875%, 11/15/29	1,774,000	1,511,501
H&E Equipment Services, Inc., 144A,3.875%, 12/15/28	5,517,000	4,739,797
Ritchie Bros Holdings, Inc.
144A,6.75%, 3/15/28	2,499,000	2,548,980
144A,7.75%, 3/15/31	3,547,000	3,701,366

(Cost $16,571,514)		15,322,959

Entertainment - 3.8%
AMC Entertainment Holdings, Inc.
144A,10.00%, 6/15/26	6,335,466	4,039,810
144A,7.50%, 2/15/29	4,262,000	2,994,630
Caesars Entertainment, Inc.
144A,6.25%, 7/1/25	15,007,000	14,974,902
144A,8.125%, 7/1/27	7,110,000	7,249,875
144A,4.625%, 10/15/29	5,296,000	4,572,272
144A,7.00%, 2/15/30	9,127,000	9,178,102
Caesars Resort Collection LLC / CRC Finco, Inc., 144A,5.75%, 7/1/25	4,589,000	4,616,387
CDI Escrow Issuer, Inc., 144A,5.75%, 4/1/30	5,326,000	4,988,737
Cedar Fair LP,5.25%, 7/15/29	2,207,000	2,031,821
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op
144A,5.50%, 5/1/25	4,574,000	4,545,063
5.375%, 4/15/27	2,229,000	2,127,558
Churchill Downs, Inc.
144A,5.50%, 4/1/27	2,745,000	2,655,611
144A,4.75%, 1/15/28	3,058,000	2,833,132
144A,6.75%, 5/1/31	2,800,000	2,766,484
Cinemark USA, Inc.
144A,5.875%, 3/15/26	1,788,000	1,701,425
144A,5.25%, 7/15/28	3,376,000	2,959,104
International Game Technology PLC
144A,6.50%, 2/15/25	2,217,000	2,227,309
144A,4.125%, 4/15/26	3,310,000	3,151,385
144A,6.25%, 1/15/27	3,310,000	3,306,491
144A,5.25%, 1/15/29	3,310,000	3,134,967
Live Nation Entertainment, Inc.
144A,4.875%, 11/1/24	2,672,000	2,628,139
144A,6.50%, 5/15/27	5,321,000	5,320,452
144A,4.75%, 10/15/27	4,212,000	3,907,620
144A,3.75%, 1/15/28	2,217,000	2,006,385
Mohegan Tribal Gaming Authority, 144A,8.00%, 2/1/26	5,186,000	4,555,719
Penn Entertainment, Inc.
144A,5.625%, 1/15/27	1,774,000	1,661,635
144A,4.125%, 7/1/29	1,784,000	1,440,874
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
144A,5.625%, 9/1/29	3,334,000	2,370,557
144A,5.875%, 9/1/31	3,244,000	2,233,170
Scientific Games International, Inc.
144A,8.625%, 7/1/25	2,439,000	2,493,673
144A,7.00%, 5/15/28	3,090,000	3,055,299
144A,7.25%, 11/15/29	2,217,000	2,206,303
Six Flags Entertainment Corp.
144A,5.50%, 4/15/27	2,217,000	2,097,885
144A,7.25%, 5/15/31	3,600,000	3,463,740
Vail Resorts, Inc., 144A,6.25%, 5/15/25	2,660,000	2,669,513
WMG Acquisition Corp.
144A,3.75%, 12/1/29	2,383,000	2,052,812
144A,3.875%, 7/15/30	2,372,000	2,029,199
144A,3.00%, 2/15/31	3,547,000	2,864,575
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
144A,5.125%, 10/1/29	3,310,000	2,958,051
144A,7.125%, 2/15/31	2,648,000	2,652,774

(Cost $153,774,960)		140,723,440

Food Service - 0.5%
Aramark Services, Inc.
144A,5.00%, 4/1/25	2,400,000	2,343,889
144A,6.375%, 5/1/25	6,621,000	6,577,302
144A,5.00%, 2/1/28	5,099,000	4,824,291
TKC Holdings, Inc.
144A,6.875%, 5/15/28	1,895,000	1,612,787
144A,10.50%, 5/15/29	2,985,000	2,010,815

(Cost $19,284,999)		17,369,084

Home Builders - 0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co., 144A,4.625%, 4/1/30	1,774,000	1,466,828
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
144A,6.25%, 9/15/27	2,648,000	2,387,397
144A,4.875%, 2/15/30	2,229,000	1,684,745
Mattamy Group Corp.
144A,5.25%, 12/15/27	2,207,000	2,037,772
144A,4.625%, 3/1/30	2,748,000	2,365,965
Meritage Homes Corp.
6.00%, 6/1/25	1,784,000	1,788,719
144A,3.875%, 4/15/29	2,006,000	1,758,207
Taylor Morrison Communities, Inc.
144A,5.875%, 6/15/27	2,207,000	2,158,931
144A,5.75%, 1/15/28	1,986,000	1,930,303
144A,5.125%, 8/1/30	2,307,000	2,152,096

(Cost $22,426,869)		19,730,963

Home Furnishings - 0.2%
Tempur Sealy International, Inc.
144A,4.00%, 4/15/29	3,531,000	3,010,403
144A,3.875%, 10/15/31	3,657,000	2,929,953

(Cost $7,060,855)		5,940,356

Housewares - 0.5%
Newell Brands, Inc.
4.875%, 6/1/25	2,217,000	2,112,202
4.70%, 4/1/26	8,986,000	8,379,445
6.375%, 9/15/27	2,207,000	2,104,573
6.625%, 9/15/29	2,217,000	2,096,451
Scotts Miracle-Gro Co.
4.50%, 10/15/29	1,827,000	1,560,742
4.00%, 4/1/31	2,103,000	1,673,021
4.375%, 2/1/32	1,784,000	1,427,771

(Cost $21,812,589)		19,354,205

Leisure Time - 3.6%
Carnival Corp.
144A,10.50%, 2/1/26	3,421,000	3,558,278
144A,7.625%, 3/1/26	6,400,000	6,073,941
144A,5.75%, 3/1/27	15,678,000	13,438,956
144A,9.875%, 8/1/27	3,972,000	4,103,882
144A,4.00%, 8/1/28	10,887,000	9,504,822
144A,6.00%, 5/1/29	9,007,000	7,498,169
144A,10.50%, 6/1/30	4,414,000	4,433,903
Carnival Holdings Bermuda Ltd., 144A,10.375%, 5/1/28	8,980,000	9,728,905
Life Time, Inc.
144A,5.75%, 1/15/26	4,102,000	3,978,691
144A,8.00%, 4/15/26	2,106,000	2,078,227
NCL Corp. Ltd.
144A,3.625%, 12/15/24	2,519,000	2,410,527
144A,5.875%, 3/15/26	6,289,000	5,711,648
144A,5.875%, 2/15/27	4,414,000	4,190,932
144A,8.375%, 2/1/28	2,648,000	2,740,574
144A,7.75%, 2/15/29	2,748,000	2,488,471
Royal Caribbean Cruises Ltd.
144A,11.50%, 6/1/25	5,777,000	6,111,199
144A,4.25%, 7/1/26	2,889,000	2,650,379
144A,5.50%, 8/31/26	4,414,000	4,156,255
144A,5.375%, 7/15/27	4,604,000	4,247,448
144A,11.625%, 8/15/27	5,517,000	5,990,673
3.70%, 3/15/28	2,217,000	1,887,448
144A,5.50%, 4/1/28	6,801,000	6,264,030
144A,8.25%, 1/15/29	4,414,000	4,648,247
144A,9.25%, 1/15/29	4,414,000	4,697,273
144A,7.25%, 1/15/30	3,090,000	3,124,880
Viking Cruises Ltd.
144A,13.00%, 5/15/25	2,993,000	3,147,899
144A,5.875%, 9/15/27	3,658,000	3,227,929
144A,7.00%, 2/15/29	2,207,000	1,955,799

(Cost $141,997,773)		134,049,385

Lodging - 3.1%
Boyd Gaming Corp.
4.75%, 12/1/27	4,413,000	4,180,301
144A,4.75%, 6/15/31	3,972,000	3,535,758
Hilton Domestic Operating Co., Inc.
144A,5.375%, 5/1/25	2,207,000	2,198,617
144A,5.75%, 5/1/28	2,207,000	2,178,823
144A,3.75%, 5/1/29	3,547,000	3,136,824
4.875%, 1/15/30	4,414,000	4,107,859
144A,4.00%, 5/1/31	4,855,000	4,191,392
144A,3.625%, 2/15/32	6,871,000	5,680,443
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc
144A,5.00%, 6/1/29	3,896,000	3,469,716
144A,4.875%, 7/1/31	2,207,000	1,874,924
Las Vegas Sands Corp.
3.20%, 8/8/24	7,760,000	7,489,115
2.90%, 6/25/25	2,217,000	2,074,213
3.50%, 8/18/26	4,414,000	4,090,882
3.90%, 8/8/29	3,310,000	2,931,750
Marriott Ownership Resorts, Inc., 144A,4.50%, 6/15/29	2,207,000	1,893,827
Melco Resorts Finance Ltd.
144A,4.875%, 6/6/25	4,414,000	4,112,468
144A,5.25%, 4/26/26	2,179,000	1,972,926
144A,5.625%, 7/17/27	2,828,000	2,484,069
144A,5.75%, 7/21/28	3,769,000	3,184,996
144A,5.375%, 12/4/29	5,206,000	4,181,594

MGM Resorts International
6.75%, 5/1/25	3,406,000	3,421,858
5.75%, 6/15/25	2,979,000	2,961,512
4.625%, 9/1/26	1,781,000	1,685,450
5.50%, 4/15/27	2,979,000	2,855,543
4.75%, 10/15/28	3,335,000	3,042,079
Station Casinos LLC
144A,4.50%, 2/15/28	3,230,000	2,878,385
144A,4.625%, 12/1/31	2,207,000	1,836,996
Studio City Finance Ltd.
144A,6.00%, 7/15/25	2,207,000	2,004,883
144A,6.50%, 1/15/28	2,207,000	1,811,748
144A,5.00%, 1/15/29	4,908,000	3,577,564
Travel + Leisure Co.
144A,6.625%, 7/31/26	2,869,000	2,845,632
6.00%, 4/1/27	1,805,000	1,742,439
144A,4.50%, 12/1/29	2,869,000	2,435,136
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A,5.50%, 3/1/25	7,945,000	7,796,780
144A,5.25%, 5/15/27	4,174,000	3,928,929

(Cost $124,730,657)		113,795,431

Retail - 5.0%
1011778 BC ULC / New Red Finance, Inc.
144A,5.75%, 4/15/25	2,317,000	2,313,012
144A,3.875%, 1/15/28	6,841,000	6,280,547
144A,4.375%, 1/15/28	3,310,000	3,044,426
144A,3.50%, 2/15/29	3,326,000	2,955,127
144A,4.00%, 10/15/30	13,089,000	11,250,447
Asbury Automotive Group, Inc.
4.50%, 3/1/28	1,775,000	1,621,214
144A,4.625%, 11/15/29	3,731,000	3,285,509
4.75%, 3/1/30	1,984,000	1,740,824
144A,5.00%, 2/15/32	2,648,000	2,271,181
Bath & Body Works, Inc.
5.25%, 2/1/28	2,217,000	2,111,348
7.50%, 6/15/29	2,217,000	2,243,857
144A,6.625%, 10/1/30	4,414,000	4,210,486
Carvana Co.
144A,5.625%, 10/1/25	1,549,000	1,161,286
144A,5.50%, 4/15/27	2,348,000	1,396,187
144A,5.875%, 10/1/28	2,407,000	1,375,817
144A,4.875%, 9/1/29	3,028,000	1,523,945
144A,10.25%, 5/1/30	13,915,000	9,390,948
eG Global Finance PLC
144A,6.75%, 2/7/25	3,310,000	3,185,428
144A,8.50%, 10/30/25	2,803,000	2,705,568
Ferrellgas LP / Ferrellgas Finance Corp.
144A,5.375%, 4/1/26	2,869,000	2,611,017
144A,5.875%, 4/1/29	3,702,000	3,087,059
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
144A,4.625%, 1/15/29	4,434,000	3,875,360
144A,6.75%, 1/15/30	5,517,000	4,493,553
FirstCash, Inc.
144A,4.625%, 9/1/28	2,237,000	1,993,590
144A,5.625%, 1/1/30	2,448,000	2,225,939
Gap, Inc.
144A,3.625%, 10/1/29	3,408,000	2,398,794
144A,3.875%, 10/1/31	3,310,000	2,287,394
Kohl’s Corp.,4.625%, 5/1/31	2,217,000	1,445,950
LBM Acquisition LLC, 144A,6.25%, 1/15/29	3,609,000	2,861,757
Lithia Motors, Inc.
144A,4.625%, 12/15/27	1,814,000	1,681,323
144A,3.875%, 6/1/29	3,547,000	3,051,826
144A,4.375%, 1/15/31	2,439,000	2,083,866
Macy’s Retail Holdings LLC
144A,5.875%, 4/1/29	2,387,000	2,113,181
144A,5.875%, 3/15/30	1,884,000	1,635,288
144A,6.125%, 3/15/32	1,884,000	1,598,810
Michaels Cos., Inc.
144A,5.25%, 5/1/28	3,902,000	3,008,715
144A,7.875%, 5/1/29	5,638,000	3,470,253
Murphy Oil USA, Inc.
4.75%, 9/15/29	2,207,000	2,023,455
144A,3.75%, 2/15/31	2,217,000	1,870,760
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A,7.125%, 4/1/26	4,880,000	4,396,456
Nordstrom, Inc.
4.375%, 4/1/30	2,229,000	1,774,474
4.25%, 8/1/31	1,876,000	1,428,518
Penske Automotive Group, Inc.
3.50%, 9/1/25	2,401,000	2,285,479
3.75%, 6/15/29	2,348,000	2,014,277
PetSmart, Inc. / PetSmart Finance Corp.
144A,4.75%, 2/15/28	5,346,000	4,950,919
144A,7.75%, 2/15/29	5,076,000	4,936,157
QVC, Inc.
4.45%, 2/15/25	2,640,000	2,252,844
4.75%, 2/15/27	2,549,000	1,551,118
4.375%, 9/1/28	2,229,000	1,295,417
Rite Aid Corp., 144A,8.00%, 11/15/26	3,769,000	1,980,046
Sonic Automotive, Inc.
144A,4.625%, 11/15/29	2,869,000	2,377,234
144A,4.875%, 11/15/31	2,229,000	1,775,484
SRS Distribution, Inc.
144A,4.625%, 7/1/28	2,869,000	2,535,550
144A,6.125%, 7/1/29	1,983,000	1,647,493
144A,6.00%, 12/1/29	3,769,000	3,095,536

Staples, Inc.
144A,7.50%, 4/15/26	9,027,000	7,429,696
144A,10.75%, 4/15/27	4,191,000	2,575,585
Suburban Propane Partners LP/Suburban Energy Finance Corp., 144A,5.00%, 6/1/31	2,869,000	2,448,189
Yum! Brands, Inc.
144A,4.75%, 1/15/30	3,648,000	3,431,267
3.625%, 3/15/31	4,754,000	4,061,538
4.625%, 1/31/32	4,855,000	4,416,020
5.375%, 4/1/32	4,414,000	4,185,272

(Cost $216,584,170)		182,729,616

Consumer, Non-cyclical - 16.7%
Agriculture - 0.3%
Darling Ingredients, Inc.
144A,5.25%, 4/15/27	2,217,000	2,158,320
144A,6.00%, 6/15/30	4,414,000	4,347,209
Vector Group Ltd.
144A,10.50%, 11/1/26	2,450,000	2,454,046
144A,5.75%, 2/1/29	3,880,000	3,387,038

(Cost $13,167,265)		12,346,613

Beverages - 0.1%
Primo Water Holdings, Inc., 144A,4.375%, 4/30/29
(Cost $3,241,483)	3,310,000	2,851,780

Biotechnology - 0.1%
Grifols Escrow Issuer SA, 144A,4.75%, 10/15/28
(Cost $2,928,591)	3,112,000	2,635,817

Commercial Services - 4.1%
ADT Security Corp., 144A,4.125%, 8/1/29	4,434,000	3,875,050
Albion Financing 1 SARL / Aggreko Holdings, Inc., 144A,6.125%, 10/15/26	2,600,000	2,334,267
Albion Financing 2SARL, 144A,8.75%, 4/15/27	2,000,000	1,739,497
Allied Universal Holdco LLC / Allied Universal Finance Corp.
144A,6.625%, 7/15/26	8,563,000	8,051,507
144A,9.75%, 7/15/27	4,724,000	4,150,753
144A,6.00%, 6/1/29	4,257,000	3,154,990
Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 SARL, 144A,4.625%, 6/1/28	5,517,000	4,575,883
APX Group, Inc.
144A,6.75%, 2/15/27	2,593,000	2,557,325
144A,5.75%, 7/15/29	3,547,000	3,035,108
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
144A,4.75%, 4/1/28	2,217,000	1,979,182
144A,5.375%, 3/1/29	2,648,000	2,389,100
Block, Inc.
2.75%, 6/1/26	4,414,000	3,975,659
3.50%, 6/1/31	4,414,000	3,609,668
Brink’s Co.
144A,5.50%, 7/15/25	1,774,000	1,751,518
144A,4.625%, 10/15/27	2,648,000	2,478,404
Garda World Security Corp.
144A,4.625%, 2/15/27	2,516,000	2,301,306
144A,9.50%, 11/1/27	2,695,000	2,523,607
144A,7.75%, 2/15/28	1,736,000	1,729,830
144A,6.00%, 6/1/29	2,347,000	1,870,777
Gartner, Inc.
144A,4.50%, 7/1/28	3,547,000	3,335,263
144A,3.625%, 6/15/29	2,648,000	2,353,516
144A,3.75%, 10/1/30	3,531,000	3,100,979
Herc Holdings, Inc., 144A,5.50%, 7/15/27	5,296,000	5,035,185
Hertz Corp.
144A,4.625%, 12/1/26	2,207,000	1,970,520
144A,5.00%, 12/1/29	4,584,000	3,685,812
MPH Acquisition Holdings LLC
144A,5.50%, 9/1/28	4,622,000	3,688,436
144A,5.75%, 11/1/28	4,649,000	3,328,591
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A,5.75%, 4/15/26	5,954,000	5,833,305
144A,3.375%, 8/31/27	4,454,000	3,916,433
144A,6.25%, 1/15/28	5,987,500	5,498,517
Sabre GLBL, Inc.
144A,9.25%, 4/15/25	3,436,000	3,285,177
144A,7.375%, 9/1/25	3,752,000	3,176,336
144A,11.25%, 12/15/27	2,456,000	1,889,462
Service Corp. International
4.625%, 12/15/27	2,428,000	2,297,556
5.125%, 6/1/29	3,310,000	3,152,775
3.375%, 8/15/30	3,769,000	3,141,706
4.00%, 5/15/31	3,547,000	3,035,877
Sotheby’s, 144A,7.375%, 10/15/27	3,376,000	2,959,237
United Rentals North America, Inc.
5.50%, 5/15/27	2,207,000	2,182,366
3.875%, 11/15/27	3,310,000	3,067,112
4.875%, 1/15/28	7,367,000	7,023,836
5.25%, 1/15/30	3,360,000	3,188,546
4.00%, 7/15/30	3,310,000	2,896,565
3.875%, 2/15/31	5,105,000	4,387,115
3.75%, 1/15/32	3,310,000	2,774,293
Williams Scotsman International, Inc.
144A,6.125%, 6/15/25	2,335,000	2,326,602
144A,4.625%, 8/15/28	2,207,000	2,019,074

(Cost $172,772,137)		152,633,623

Cosmetics/Personal Care - 0.3%
Coty, Inc.
144A,5.00%, 4/15/26	3,972,000	3,818,959
144A,6.50%, 4/15/26	2,088,000	2,058,779
Edgewell Personal Care Co.
144A,5.50%, 6/1/28	3,335,000	3,127,746
144A,4.125%, 4/1/29	2,237,000	1,928,484

(Cost $11,771,088)		10,933,968

Food - 2.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A,3.25%, 3/15/26	3,310,000	3,074,163
144A,7.50%, 3/15/26	2,587,000	2,662,178
144A,4.625%, 1/15/27	5,958,000	5,659,859
144A,5.875%, 2/15/28	3,310,000	3,238,007
144A,6.50%, 2/15/28	3,510,000	3,491,608
144A,3.50%, 3/15/29	6,156,000	5,358,842
144A,4.875%, 2/15/30	4,414,000	4,046,203
B&G Foods, Inc.
5.25%, 4/1/25	3,991,000	3,764,267
5.25%, 9/15/27	2,428,000	2,067,328
Lamb Weston Holdings, Inc.
144A,4.875%, 5/15/28	2,260,000	2,180,961
144A,4.125%, 1/31/30	4,301,000	3,829,614
144A,4.375%, 1/31/32	3,090,000	2,748,629
Performance Food Group, Inc.
144A,5.50%, 10/15/27	4,679,000	4,505,837
144A,4.25%, 8/1/29	4,454,000	3,940,716
Pilgrim’s Pride Corp.
144A,5.875%, 9/30/27	3,769,000	3,703,740
3.50%, 3/1/32	3,926,000	3,140,623
6.25%, 7/1/33	4,614,000	4,497,097
Post Holdings, Inc.
144A,5.75%, 3/1/27	2,036,000	1,998,572
144A,5.625%, 1/15/28	4,172,000	4,027,512
144A,5.50%, 12/15/29	5,472,000	5,088,915
144A,4.625%, 4/15/30	6,661,000	5,838,927
144A,4.50%, 9/15/31	5,240,000	4,442,005
Sigma Holdco BV, 144A,7.875%, 5/15/26	2,161,000	1,838,244
US Foods, Inc.
144A,6.25%, 4/15/25	4,434,000	4,428,495
144A,4.75%, 2/15/29	4,012,000	3,663,200
144A,4.625%, 6/1/30	2,227,000	2,006,758

(Cost $103,647,976)		95,242,300

Healthcare-Products - 1.2%
Avantor Funding, Inc.
144A,4.625%, 7/15/28	7,072,000	6,547,252
144A,3.875%, 11/1/29	3,547,000	3,098,715
Hologic, Inc.
144A,4.625%, 2/1/28	1,774,000	1,683,157
144A,3.25%, 2/15/29	4,212,000	3,688,525
Medline Borrower LP
144A,3.875%, 4/1/29	20,100,000	17,358,776
144A,5.25%, 10/1/29	11,200,000	9,595,495
Teleflex, Inc.
4.625%, 11/15/27	2,217,000	2,099,931
144A,4.25%, 6/1/28	2,247,000	2,066,966

(Cost $48,258,827)		46,138,817

Healthcare-Services - 4.8%
Catalent Pharma Solutions, Inc.
144A,5.00%, 7/15/27	2,379,000	2,175,096
144A,3.125%, 2/15/29	2,428,000	1,978,796
144A,3.50%, 4/1/30	2,869,000	2,316,044
Charles River Laboratories International, Inc.
144A,4.25%, 5/1/28	2,207,000	2,008,160
144A,3.75%, 3/15/29	2,217,000	1,950,738
144A,4.00%, 3/15/31	2,218,000	1,908,534
CHS/Community Health Systems, Inc.
144A,8.00%, 3/15/26	9,272,000	8,665,671
144A,5.625%, 3/15/27	8,386,000	7,186,050
144A,8.00%, 12/15/27	3,104,000	2,892,301
144A,6.875%, 4/1/28	3,336,000	1,863,256
144A,6.00%, 1/15/29	4,132,000	3,337,334
144A,6.875%, 4/15/29	6,259,000	3,525,789
144A,6.125%, 4/1/30	5,575,000	3,014,788
144A,5.25%, 5/15/30	6,775,000	5,100,533
144A,4.75%, 2/15/31	4,668,000	3,360,206
DaVita, Inc.
144A,4.625%, 6/1/30	12,228,000	10,472,332
144A,3.75%, 2/15/31	6,691,000	5,317,875
Encompass Health Corp.
4.50%, 2/1/28	3,547,000	3,271,768
4.75%, 2/1/30	3,547,000	3,213,221
4.625%, 4/1/31	1,774,000	1,551,780
IQVIA, Inc.
144A,5.00%, 10/15/26	4,634,000	4,508,329
144A,5.00%, 5/15/27	4,855,000	4,675,934
Legacy LifePoint Health LLC
144A,6.75%, 4/15/25	2,648,000	2,366,379
144A,4.375%, 2/15/27	2,688,000	2,027,747
LifePoint Health, Inc., 144A,5.375%, 1/15/29	2,217,000	1,104,854
ModivCare, Inc., 144A,5.875%, 11/15/25	2,207,000	2,050,921
Molina Healthcare, Inc.
144A,4.375%, 6/15/28	3,547,000	3,258,531
144A,3.875%, 11/15/30	2,869,000	2,458,666
144A,3.875%, 5/15/32	3,410,000	2,845,156

RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 144A,9.75%, 12/1/26	5,715,000	4,286,234
Select Medical Corp., 144A,6.25%, 8/15/26	5,407,000	5,264,171
Team Health Holdings, Inc., 144A,6.375%, 2/1/25	3,153,000	1,382,433
Tenet Healthcare Corp.
4.625%, 7/15/24	3,353,000	3,353,000
4.875%, 1/1/26	9,269,000	8,972,905
6.25%, 2/1/27	6,621,000	6,527,583
5.125%, 11/1/27	6,588,000	6,300,975
4.625%, 6/15/28	2,648,000	2,466,896
6.125%, 10/1/28	11,354,000	10,771,926
4.25%, 6/1/29	6,284,000	5,649,716
4.375%, 1/15/30	6,347,000	5,660,789
144A,6.125%, 6/15/30	8,949,000	8,655,564
144A,6.75%, 5/15/31	6,000,000	6,008,880

(Cost $204,118,920)		175,707,861

Household Products/Wares - 0.2%
Central Garden & Pet Co.
4.125%, 10/15/30	2,207,000	1,854,083
144A,4.125%, 4/30/31	1,761,000	1,452,293
Spectrum Brands, Inc.
5.75%, 7/15/25	1,995,000	1,984,746
144A,3.875%, 3/15/31	2,207,000	1,806,341

(Cost $8,087,621)		7,097,463

Pharmaceuticals - 3.0%
AdaptHealth LLC
144A,4.625%, 8/1/29	2,229,000	1,697,779
144A,5.125%, 3/1/30	2,640,000	2,056,336
Bausch Health Americas, Inc.
144A,9.25%, 4/1/26	3,250,000	2,684,581
144A,8.50%, 1/31/27	2,865,000	1,521,927
Bausch Health Cos., Inc.
144A,5.50%, 11/1/25	7,515,000	6,678,669
144A,9.00%, 12/15/25	4,254,000	3,679,003
144A,6.125%, 2/1/27	4,401,000	2,865,139
144A,5.75%, 8/15/27	2,317,000	1,457,265
144A,5.00%, 1/30/28	1,882,000	838,180
144A,4.875%, 6/1/28	7,045,000	4,255,180
144A,11.00%, 9/30/28	7,930,000	6,006,975
144A,5.00%, 2/15/29	2,085,000	909,091
144A,6.25%, 2/15/29	3,710,000	1,657,814
144A,5.25%, 1/30/30	3,533,000	1,505,553
144A,5.25%, 2/15/31	2,042,000	870,392
Cheplapharm Arzneimittel GmbH, 144A,5.50%, 1/15/28	2,327,000	2,085,821
Elanco Animal Health, Inc.,6.65%, 8/28/28	3,229,000	3,097,935
Herbalife Nutrition Ltd / HLF Financing, Inc., 144A,7.875%, 9/1/25	2,625,000	2,418,832
HLF Financing Sarl LLC / Herbalife International, Inc., 144A,4.875%, 6/1/29	2,648,000	1,830,668
Jazz Securities DAC, 144A,4.375%, 1/15/29	6,721,000	6,026,897
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
144A,10.00%, 4/15/25	2,207,000	1,720,081
144A,11.50%, 12/15/28	2,864,000	2,133,680
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
144A,4.125%, 4/30/28	9,269,000	8,261,804
144A,5.125%, 4/30/31	9,027,000	7,666,615
Owens & Minor, Inc.
144A,4.50%, 3/31/29	2,277,000	1,873,017
144A,6.625%, 4/1/30	2,648,000	2,389,820
Perrigo Finance Unlimited Co.
3.90%, 12/15/24	3,121,000	3,025,622
4.375%, 3/15/26	3,090,000	2,938,935
4.40%, 6/15/30	3,310,000	2,884,166
Prestige Brands, Inc.
144A,5.125%, 1/15/28	1,781,000	1,703,179
144A,3.75%, 4/1/31	2,648,000	2,183,541
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 1/31/25	1,886,000	1,917,794
3.15%, 10/1/26	14,933,000	13,328,634
6.75%, 3/1/28	5,646,000	5,537,567

(Cost $140,419,381)		111,708,492

Diversified - 0.1%
Holding Companies-Diversified - 0.1%
Benteler International AG, 144A,10.50%, 5/15/28
(Cost $2,342,090)	2,300,000	2,341,308

Energy - 9.8%
Oil & Gas - 4.5%
Antero Resources Corp.
144A,7.625%, 2/1/29	1,805,000	1,838,567
144A,5.375%, 3/1/30	2,680,000	2,466,535
Apache Corp.,4.25%, 1/15/30	2,277,000	2,047,205
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
144A,7.00%, 11/1/26	2,647,000	2,542,878
144A,5.875%, 6/30/29	1,774,000	1,559,384

Baytex Energy Corp.
144A,8.75%, 4/1/27	1,817,000	1,838,128
144A,8.50%, 4/30/30	3,600,000	3,514,992
Callon Petroleum Co.
144A,8.00%, 8/1/28	2,869,000	2,809,003
144A,7.50%, 6/15/30	2,778,000	2,580,180
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A,11.00%, 4/15/25	2,215,000	2,284,537
Chesapeake Energy Corp.
144A,5.50%, 2/1/26	2,207,000	2,148,809
144A,5.875%, 2/1/29	2,207,000	2,079,286
144A,6.75%, 4/15/29	4,193,000	4,105,329
CNX Resources Corp.
144A,6.00%, 1/15/29	2,237,000	2,070,287
144A,7.375%, 1/15/31	2,207,000	2,126,898
Comstock Resources, Inc.
144A,6.75%, 3/1/29	5,442,000	4,799,635
144A,5.875%, 1/15/30	4,359,000	3,638,303
Crescent Energy Finance LLC
144A,7.25%, 5/1/26	3,090,000	2,877,193
144A,9.25%, 2/15/28	1,849,000	1,792,079
CrownRock LP / CrownRock Finance, Inc., 144A,5.625%, 10/15/25	4,270,000	4,188,443
CVR Energy, Inc.
144A,5.25%, 2/15/25	2,648,000	2,518,473
144A,5.75%, 2/15/28	1,890,000	1,589,509
Energean PLC, 144A,6.50%, 4/30/27	1,986,000	1,802,315
Kosmos Energy Ltd.
144A,7.125%, 4/4/26	2,869,000	2,513,416
144A,7.75%, 5/1/27	1,798,000	1,541,502
144A,7.50%, 3/1/28	1,961,000	1,627,142
Leviathan Bond Ltd.
144A,REGS, 6.125%, 6/30/25	2,648,429	2,578,246
144A,REGS, 6.50%, 6/30/27	2,648,289	2,527,527
144A,REGS, 6.75%, 6/30/30	2,428,059	2,250,121
Matador Resources Co.
5.875%, 9/15/26	3,086,000	2,983,714
144A,6.875%, 4/15/28	2,247,000	2,231,133
MEG Energy Corp.
144A,7.125%, 2/1/27	2,168,000	2,209,406
144A,5.875%, 2/1/29	2,648,000	2,503,490
Murphy Oil Corp.
5.875%, 12/1/27	2,468,000	2,398,201
6.375%, 7/15/28	2,055,000	2,026,769
Northern Oil and Gas, Inc.
144A,8.125%, 3/1/28	3,113,000	3,029,432
144A,8.75%, 6/15/31	2,300,000	2,261,889
Parkland Corp.
144A,5.875%, 7/15/27	2,207,000	2,125,655
144A,4.50%, 10/1/29	3,531,000	3,067,044
144A,4.625%, 5/1/30	3,531,000	3,054,244
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	2,964,000	2,959,687
6.00%, 2/15/28	3,665,000	3,413,764
Permian Resources Operating LLC, 144A,5.875%, 7/1/29	3,096,000	2,897,822
Puma International Financing SA
144A,5.125%, 10/6/24	2,567,000	2,539,456
144A,5.00%, 1/24/26 (a)	3,510,000	3,215,263
Range Resources Corp.
4.875%, 5/15/25	3,326,000	3,262,598
8.25%, 1/15/29	2,660,000	2,773,768
144A,4.75%, 2/15/30	2,207,000	1,997,100
SM Energy Co.
6.75%, 9/15/26	1,850,000	1,788,827
6.625%, 1/15/27	1,848,000	1,781,208
6.50%, 7/15/28	1,774,000	1,665,467
Southwestern Energy Co.
5.375%, 2/1/29	3,090,000	2,881,054
5.375%, 3/15/30	5,296,000	4,873,578
4.75%, 2/1/32	5,276,000	4,570,760
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	2,648,000	2,606,090
4.50%, 5/15/29	3,703,000	3,300,346
4.50%, 4/30/30	3,529,000	3,101,984
Transocean, Inc.
144A,7.50%, 1/15/26	2,512,000	2,329,466
144A,11.50%, 1/30/27	3,034,000	3,106,695
144A,8.00%, 2/1/27	2,824,000	2,516,339
144A,8.75%, 2/15/30	5,186,000	5,189,345
Tullow Oil PLC, 144A,7.00%, 3/1/25	3,541,000	1,918,638
Vital Energy, Inc.,9.50%, 1/15/25	2,007,000	1,988,328

(Cost $178,837,792)		166,824,482

Oil & Gas Services - 0.6%
Archrock Partners LP / Archrock Partners Finance Corp.
144A,6.875%, 4/1/27	2,207,000	2,112,079
144A,6.25%, 4/1/28	3,531,000	3,279,882
CGG SA, 144A,8.75%, 4/1/27	2,207,000	1,905,822
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	3,200,000	3,047,445
6.875%, 9/1/27	3,291,000	3,085,683
Weatherford International Ltd.
144A,6.50%, 9/15/28	1,986,000	1,969,318
144A,8.625%, 4/30/30	7,312,000	7,354,373

(Cost $24,284,411)		22,754,602

Pipelines - 4.7%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
144A,7.875%, 5/15/26	2,439,000	2,475,022
144A,5.75%, 3/1/27	2,959,000	2,834,943
144A,5.75%, 1/15/28	2,909,000	2,778,751
144A,5.375%, 6/15/29	3,347,000	3,081,343
Buckeye Partners LP
144A,4.125%, 3/1/25	2,207,000	2,105,404
3.95%, 12/1/26	2,648,000	2,364,439
4.125%, 12/1/27	1,855,000	1,630,269
144A,4.50%, 3/1/28	2,207,000	1,944,919
CQP Holdco LP / BIP-V Chinook Holdco LLC, 144A,5.50%, 6/15/31	6,179,000	5,514,248
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	2,217,000	2,177,515
144A,5.625%, 5/1/27	2,688,000	2,538,700
144A,6.00%, 2/1/29	3,090,000	2,862,298
144A,8.00%, 4/1/29	1,986,000	1,998,760
144A,7.375%, 2/1/31	2,648,000	2,602,163
DT Midstream, Inc.
144A,4.125%, 6/15/29	4,855,000	4,216,651
144A,4.375%, 6/15/31	4,414,000	3,718,281
EnLink Midstream LLC
144A,5.625%, 1/15/28	2,207,000	2,128,992
5.375%, 6/1/29	2,213,000	2,100,086
144A,6.50%, 9/1/30	4,561,000	4,539,680
EnLink Midstream Partners LP
4.15%, 6/1/25	1,869,000	1,806,220
4.85%, 7/15/26	2,167,000	2,096,421
EQM Midstream Partners LP
144A,6.00%, 7/1/25	1,774,000	1,757,432
4.125%, 12/1/26	2,207,000	2,032,819
144A,7.50%, 6/1/27	2,207,000	2,224,252
144A,6.50%, 7/1/27	3,972,000	3,887,274
5.50%, 7/15/28	3,752,000	3,523,823
144A,4.50%, 1/15/29	3,548,000	3,109,772
144A,7.50%, 6/1/30	2,207,000	2,219,785
144A,4.75%, 1/15/31	5,105,000	4,389,254
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	2,361,000	2,321,410
8.00%, 1/15/27	4,331,000	4,223,605
7.75%, 2/1/28	2,998,000	2,884,897
8.875%, 4/15/30	2,207,000	2,172,676
Hess Midstream Operations LP
144A,5.625%, 2/15/26	3,525,000	3,462,079
144A,5.125%, 6/15/28	2,428,000	2,276,663
144A,4.25%, 2/15/30	3,326,000	2,885,787
144A,5.50%, 10/15/30	1,774,000	1,609,632
ITT Holdings LLC, 144A,6.50%, 8/1/29	5,435,000	4,340,282
New Fortress Energy, Inc.
144A,6.75%, 9/15/25	5,542,000	5,108,163
144A,6.50%, 9/30/26	6,820,000	6,050,898
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A,7.50%, 2/1/26	9,048,000	8,653,624
NuStar Logistics LP
5.75%, 10/1/25	2,675,000	2,615,776
6.00%, 6/1/26	2,207,000	2,144,741
5.625%, 4/28/27	2,577,000	2,442,071
6.375%, 10/1/30	2,648,000	2,552,553
Rockies Express Pipeline LLC
144A,3.60%, 5/15/25	1,779,000	1,674,671
144A,4.95%, 7/15/29	2,428,000	2,176,702
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 144A,9.00%, 10/15/26	3,481,000	3,303,260
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
144A,7.50%, 10/1/25	2,648,000	2,644,968
144A,6.00%, 3/1/27	1,898,000	1,777,219
144A,5.50%, 1/15/28	3,310,000	2,993,680
144A,6.00%, 12/31/30	3,199,000	2,772,141
144A,6.00%, 9/1/31	2,199,000	1,872,635
Venture Global Calcasieu Pass LLC
144A,3.875%, 8/15/29	5,537,000	4,817,165
144A,6.25%, 1/15/30	4,414,000	4,380,176
144A,4.125%, 8/15/31	5,577,000	4,815,042
144A,3.875%, 11/1/33	5,667,000	4,648,847

(Cost $190,570,257)		174,280,879

Financial - 9.0%
Banks - 0.2%
Freedom Mortgage Corp.
144A,8.25%, 4/15/25	2,381,000	2,277,002
144A,7.625%, 5/1/26	2,259,000	1,976,769
144A,6.625%, 1/15/27	2,384,000	1,981,350

(Cost $6,989,737)		6,235,121

Diversified Financial Services - 3.3%
Advisor Group Holdings, Inc., 144A,10.75%, 8/1/27	1,831,000	1,764,591
AG Issuer LLC, 144A,6.25%, 3/1/28	2,300,000	2,124,007
AG TTMT Escrow Issuer LLC, 144A,8.625%, 9/30/27	2,300,000	2,331,786

Coinbase Global, Inc.
144A,3.375%, 10/1/28	4,414,000	2,787,211
144A,3.625%, 10/1/31	4,514,000	2,634,038
Curo Group Holdings Corp., 144A,7.50%, 8/1/28	4,426,000	1,001,382
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A,5.00%, 8/15/28	4,383,000	3,572,122
LD Holdings Group LLC
144A,6.50%, 11/1/25	2,205,000	1,746,211
144A,6.125%, 4/1/28	2,660,000	1,697,599
Macquarie Airfinance Holdings Ltd., 144A,8.375%, 5/1/28	2,207,000	2,176,621
Nationstar Mortgage Holdings, Inc.
144A,6.00%, 1/15/27	2,648,000	2,417,942
144A,5.50%, 8/15/28	3,752,000	3,249,982
144A,5.125%, 12/15/30	2,910,000	2,348,472
144A,5.75%, 11/15/31	2,748,000	2,232,417
Navient Corp.
5.875%, 10/25/24	2,207,000	2,160,647
6.75%, 6/25/25	2,206,000	2,136,943
6.75%, 6/15/26	2,207,000	2,094,443
5.00%, 3/15/27	3,090,000	2,684,748
4.875%, 3/15/28	2,229,000	1,848,677
5.50%, 3/15/29	3,288,000	2,724,651
9.375%, 7/25/30	2,400,000	2,310,936
NFP Corp.
144A,4.875%, 8/15/28	2,588,000	2,313,297
144A,6.875%, 8/15/28	9,182,000	7,623,830
OneMain Finance Corp.
6.875%, 3/15/25	5,511,000	5,317,094
7.125%, 3/15/26	7,062,000	6,761,109
3.50%, 1/15/27	3,344,000	2,784,030
6.625%, 1/15/28	3,312,000	3,001,718
3.875%, 9/15/28	2,997,000	2,360,108
5.375%, 11/15/29	3,268,000	2,675,544
4.00%, 9/15/30	3,690,000	2,726,504
PennyMac Financial Services, Inc.
144A,5.375%, 10/15/25	2,882,000	2,681,636
144A,4.25%, 2/15/29	2,869,000	2,309,666
144A,5.75%, 9/15/31	2,217,000	1,789,009
PRA Group, Inc., 144A,8.375%, 2/1/28	1,864,000	1,662,418
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
144A,2.875%, 10/15/26	5,076,000	4,446,782
144A,3.625%, 3/1/29	3,310,000	2,735,686
144A,3.875%, 3/1/31	5,717,000	4,499,393
144A,4.00%, 10/15/33	3,768,000	2,842,033
SLM Corp.
4.20%, 10/29/25	2,207,000	2,022,704
3.125%, 11/2/26	2,267,000	1,946,019
Synchrony Financial,7.25%, 2/2/33	3,410,000	3,035,625
United Wholesale Mortgage LLC
144A,5.50%, 11/15/25	3,547,000	3,325,096
144A,5.75%, 6/15/27	2,258,000	2,038,906
144A,5.50%, 4/15/29	3,090,000	2,583,843

(Cost $144,855,359)		121,527,476

Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.
144A,7.00%, 11/15/25	4,183,000	3,968,998
144A,10.125%, 8/1/26	1,765,000	1,787,066
144A,4.25%, 2/15/29	3,090,000	2,604,505
144A,6.00%, 8/1/29	2,277,000	1,906,633
AssuredPartners, Inc.
144A,7.00%, 8/15/25	2,207,000	2,179,276
144A,5.625%, 1/15/29	2,489,000	2,156,254
HUB International Ltd.
144A,7.00%, 5/1/26	7,371,000	7,268,512
144A,5.625%, 12/1/29	2,428,000	2,181,149

(Cost $25,902,576)		24,052,393

Real Estate - 0.5%
Howard Hughes Corp.
144A,5.375%, 8/1/28	3,410,000	3,037,270
144A,4.125%, 2/1/29	2,869,000	2,350,859
144A,4.375%, 2/1/31	2,882,000	2,301,637
Kennedy-Wilson, Inc.
4.75%, 3/1/29	2,648,000	2,083,614
4.75%, 2/1/30	2,660,000	2,007,901
5.00%, 3/1/31	2,798,000	2,094,443
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A,5.75%, 1/15/29	3,991,000	2,887,619
144A,5.25%, 4/15/30	4,408,000	3,030,497

(Cost $25,098,021)		19,793,840

Real Estate Investment Trusts - 3.8%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL
144A,5.75%, 5/15/26	4,192,000	3,702,855
144A,4.50%, 4/1/27	3,410,000	2,729,449
Diversified Healthcare Trust
9.75%, 6/15/25	2,207,000	2,136,716
4.75%, 2/15/28	2,229,000	1,534,099
4.375%, 3/1/31	2,287,000	1,631,034
HAT Holdings I LLC / HAT Holdings II LLC
144A,6.00%, 4/15/25	1,762,000	1,707,084
144A,3.375%, 6/15/26	4,414,000	3,866,335

Iron Mountain, Inc.
144A,4.875%, 9/15/27	4,414,000	4,134,662
144A,5.25%, 3/15/28	3,658,000	3,427,567
144A,5.00%, 7/15/28	2,242,000	2,055,693
144A,4.875%, 9/15/29	4,530,000	4,046,701
144A,5.25%, 7/15/30	5,938,000	5,327,197
144A,4.50%, 2/15/31	4,855,000	4,138,525
144A,5.625%, 7/15/32	2,648,000	2,360,971
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
144A,4.25%, 2/1/27	2,880,000	2,442,873
144A,4.75%, 6/15/29	2,865,000	2,243,103
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	2,427,000	2,147,816
5.00%, 10/15/27	6,179,000	5,080,794
4.625%, 8/1/29	3,991,000	2,984,185
3.50%, 3/15/31	5,738,000	3,879,721
Office Properties Income Trust
4.50%, 2/1/25	2,869,000	2,386,390
3.45%, 10/15/31	1,767,000	847,685
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
144A,7.50%, 6/1/25	2,882,000	2,889,565
144A,5.875%, 10/1/28	3,266,000	2,988,390
144A,4.875%, 5/15/29	3,310,000	2,850,605
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	3,087,500	2,864,305
144A,4.50%, 2/15/29	2,860,000	2,533,560
RLJ Lodging Trust LP
144A,3.75%, 7/1/26	2,207,000	2,013,325
144A,4.00%, 9/15/29	2,207,000	1,848,429
SBA Communications Corp.
3.875%, 2/15/27	6,832,000	6,303,351
3.125%, 2/1/29	6,620,000	5,581,020
Service Properties Trust
4.35%, 10/1/24	3,658,000	3,514,313
7.50%, 9/15/25	3,547,000	3,481,576
4.75%, 10/1/26	2,006,000	1,715,095
4.95%, 2/15/27	1,784,000	1,487,083
5.50%, 12/15/27	1,986,000	1,728,555
3.95%, 1/15/28	1,950,000	1,492,154
4.95%, 10/1/29	1,877,000	1,419,406
4.375%, 2/15/30	1,774,000	1,289,927
Starwood Property Trust, Inc.
144A,3.75%, 12/31/24	1,774,000	1,666,575
4.75%, 3/15/25	2,217,000	2,082,582
144A,3.625%, 7/15/26	1,784,000	1,501,618
144A,4.375%, 1/15/27	2,207,000	1,867,972
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 144A,6.00%, 1/15/30	3,090,000	1,906,932
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
144A,10.50%, 2/15/28	11,576,000	11,230,594
144A,4.75%, 4/15/28	2,516,000	2,020,049
144A,6.50%, 2/15/29	5,047,000	3,241,675
XHR LP
144A,6.375%, 8/15/25	2,217,000	2,169,734
144A,4.875%, 6/1/29	2,207,000	1,892,447

(Cost $162,254,722)		140,392,292

Venture Capital - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	4,853,000	4,548,600
6.375%, 12/15/25	3,299,000	2,975,296
6.25%, 5/15/26	5,534,000	4,852,386
5.25%, 5/15/27	6,411,000	5,284,260
4.375%, 2/1/29	3,309,000	2,535,968

(Cost $23,748,907)		20,196,510

Industrial - 8.8%
Aerospace/Defense - 3.0%
Bombardier, Inc.
144A,7.125%, 6/15/26	5,296,000	5,199,434
144A,7.875%, 4/15/27	8,352,000	8,267,133
144A,6.00%, 2/15/28	3,460,000	3,196,141
144A,7.50%, 2/1/29	3,390,000	3,293,913
Howmet Aerospace, Inc.
5.125%, 10/1/24	3,984,000	3,956,731
6.875%, 5/1/25	2,618,000	2,678,408
3.00%, 1/15/29	3,124,000	2,738,863
Rolls-Royce PLC
144A,3.625%, 10/14/25	4,414,000	4,166,561
144A,5.75%, 10/15/27	4,439,000	4,326,075
Spirit AeroSystems, Inc.
144A,7.50%, 4/15/25	5,296,000	5,231,815
4.60%, 6/15/28	3,115,000	2,567,192
144A,9.375%, 11/30/29	3,972,000	4,235,228
TransDigm, Inc.
144A,6.25%, 3/15/26	19,719,000	19,604,458
6.375%, 6/15/26	4,186,000	4,141,777
7.50%, 3/15/27	2,439,000	2,435,576
5.50%, 11/15/27	11,943,000	11,252,279
144A,6.75%, 8/15/28	9,338,000	9,359,244
4.625%, 1/15/29	5,296,000	4,700,359
4.875%, 5/1/29	3,309,000	2,945,384

Triumph Group, Inc.
7.75%, 8/15/25	2,202,000	2,110,650
144A,9.00%, 3/15/28	5,496,000	5,557,830

(Cost $117,551,577)		111,965,051

Building Materials - 1.0%
Builders FirstSource, Inc.
144A,5.00%, 3/1/30	2,428,000	2,253,236
144A,4.25%, 2/1/32	5,938,000	5,107,104
144A,6.375%, 6/15/32	3,090,000	3,042,617
JELD-WEN, Inc.
144A,4.625%, 12/15/25	1,778,000	1,718,570
144A,4.875%, 12/15/27	1,774,000	1,547,443
Knife River Corp., 144A,7.75%, 5/1/31	1,950,000	1,962,870
Smyrna Ready Mix Concrete LLC, 144A,6.00%, 11/1/28	4,855,000	4,521,521
Standard Industries, Inc.
144A,5.00%, 2/15/27	3,809,000	3,579,125
144A,4.75%, 1/15/28	4,454,000	4,069,892
144A,4.375%, 7/15/30	7,262,000	6,138,943
Summit Materials LLC / Summit Materials Finance Corp., 144A,5.25%, 1/15/29	3,140,000	2,950,454

(Cost $40,973,900)		36,891,775

Electrical Components & Equipment - 0.5%
Energizer Holdings, Inc.
144A,4.75%, 6/15/28	2,753,000	2,433,622
144A,4.375%, 3/31/29	3,492,000	2,992,644
WESCO Distribution, Inc.
144A,7.125%, 6/15/25	6,477,000	6,530,060
144A,7.25%, 6/15/28	5,848,000	5,983,697

(Cost $19,291,823)		17,940,023

Electronics - 0.4%
Sensata Technologies BV
144A,5.625%, 11/1/24	1,774,000	1,777,078
144A,5.00%, 10/1/25	3,090,000	3,040,072
144A,4.00%, 4/15/29	4,434,000	3,954,759
144A,5.875%, 9/1/30	2,207,000	2,135,841
Sensata Technologies, Inc.
144A,4.375%, 2/15/30	2,077,000	1,857,601
144A,3.75%, 2/15/31	3,281,000	2,792,657

(Cost $17,060,314)		15,558,008

Engineering & Construction - 0.3%
Brand Industrial Services, Inc., 144A,8.50%, 7/15/25	4,414,000	4,066,346
IHS Holding Ltd.
144A,5.625%, 11/29/26	2,226,000	1,903,230
144A,6.25%, 11/29/28	2,257,000	1,812,913
Promontoria Holding 264 BV, 144A,7.875%, 3/1/27	951,000	986,923

(Cost $8,724,629)		8,769,412

Environmental Control - 0.7%
Clean Harbors, Inc., 144A,6.375%, 2/1/31	2,257,000	2,260,287
Covanta Holding Corp.,5.00%, 9/1/30	1,784,000	1,538,431
GFL Environmental, Inc.
144A,4.25%, 6/1/25	2,217,000	2,132,846
144A,3.75%, 8/1/25	3,326,000	3,153,530
144A,5.125%, 12/15/26	2,217,000	2,138,858
144A,4.00%, 8/1/28	3,325,000	2,971,510
144A,3.50%, 9/1/28	3,350,000	2,990,512
144A,4.75%, 6/15/29	3,310,000	3,009,367
144A,4.375%, 8/15/29	2,429,000	2,160,443
Stericycle, Inc.
144A,5.375%, 7/15/24	2,660,000	2,633,400
144A,3.875%, 1/15/29	2,207,000	1,949,818

(Cost $29,191,531)		26,939,002

Machinery-Diversified - 0.3%
SPX FLOW, Inc., 144A,8.75%, 4/1/30	2,300,000	1,981,565
TK Elevator Holdco GmbH, 144A,7.625%, 7/15/28	1,786,000	1,567,147
TK Elevator US Newco, Inc., 144A,5.25%, 7/15/27	7,033,000	6,485,148

(Cost $11,000,654)		10,033,860

Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.,5.75%, 6/15/25
(Cost $1,828,882)	1,774,000	1,761,068

Packaging & Containers - 2.2%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
144A,6.00%, 6/15/27	2,648,000	2,603,279
144A,3.25%, 9/1/28	2,633,000	2,252,084
144A,4.00%, 9/1/29	4,784,000	3,758,234
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A,5.25%, 4/30/25	3,104,000	3,045,489
144A,4.125%, 8/15/26	5,513,000	5,154,917
144A,5.25%, 8/15/27	4,405,000	3,701,990
144A,5.25%, 8/15/27	3,531,000	2,967,475
Ball Corp.
5.25%, 7/1/25	4,414,000	4,396,355
4.875%, 3/15/26	3,310,000	3,241,578
6.875%, 3/15/28	3,326,000	3,407,533
2.875%, 8/15/30	5,988,000	4,964,237
3.125%, 9/15/31	3,752,000	3,095,194
Berry Global, Inc., 144A,5.625%, 7/15/27	2,207,000	2,171,357

Crown Americas LLC,5.25%, 4/1/30	2,207,000	2,108,987
Graphic Packaging International LLC
144A,3.50%, 3/15/28	1,995,000	1,813,837
144A,3.75%, 2/1/30	1,774,000	1,561,200
LABL, Inc.
144A,6.75%, 7/15/26	3,090,000	2,973,604
144A,10.50%, 7/15/27	3,124,000	2,914,618
144A,5.875%, 11/1/28	2,217,000	2,003,048
144A,8.25%, 11/1/29	2,012,000	1,628,498
OI European Group BV, 144A,4.75%, 2/15/30	1,784,000	1,608,041
Owens-Brockway Glass Container, Inc., 144A,6.625%, 5/13/27	2,700,000	2,699,055
Pactiv Evergreen Group Issuer, Inc. /Pactiv Evergreen Group Issuer LLC, 144A,4.00%, 10/15/27	4,454,000	3,930,388
Sealed Air Corp.
144A,5.125%, 12/1/24	1,914,000	1,899,387
144A,5.50%, 9/15/25	1,774,000	1,762,724
144A,4.00%, 12/1/27	1,885,000	1,722,673
144A,5.00%, 4/15/29	1,915,000	1,779,112
Sealed Air Corp./Sealed Air Corp., 144A,6.125%, 2/1/28	3,421,000	3,392,822
Silgan Holdings, Inc.,4.125%, 2/1/28	2,516,000	2,305,612

(Cost $88,910,830)		80,863,328

Transportation - 0.1%
Seaspan Corp., 144A,5.50%, 8/1/29	3,310,000	2,606,294
XPO, Inc., 144A,7.125%, 6/1/31	2,000,000	1,986,536

(Cost $5,205,575)		4,592,830

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC
144A,6.50%, 10/1/25	2,869,000	2,790,310
144A,9.75%, 8/1/27	1,774,000	1,830,406
144A,5.50%, 5/1/28	4,502,000	4,046,224

(Cost $9,399,892)		8,666,940

Technology - 4.5%
Computers - 1.3%
Diebold Nixdorf, Inc., 144A,9.375%, 7/15/25	3,179,000	635,800
Exela Intermediate LLC / Exela Finance, Inc., 144A,11.50%, 7/15/26	5,660,000	664,912
McAfee Corp., 144A,7.375%, 2/15/30	9,116,000	7,681,260
NCR Corp.
144A,5.75%, 9/1/27	2,217,000	2,209,700
144A,5.00%, 10/1/28	2,869,000	2,525,648
144A,5.125%, 4/15/29	5,359,000	4,694,239
144A,6.125%, 9/1/29	2,267,000	2,250,643
144A,5.25%, 10/1/30	1,957,000	1,673,086
Presidio Holdings, Inc.
144A,4.875%, 2/1/27	2,317,000	2,168,753
144A,8.25%, 2/1/28	2,427,000	2,235,457
Seagate HDD Cayman
4.75%, 1/1/25	2,125,000	2,077,943
4.875%, 6/1/27	2,229,000	2,142,352
4.091%, 6/1/29	2,183,000	1,889,202
144A,9.625%, 12/1/32	3,413,495	3,728,134
Western Digital Corp.
4.75%, 2/15/26	10,401,000	9,900,715
2.85%, 2/1/29	2,229,000	1,800,855
3.10%, 2/1/32	2,208,000	1,654,091

(Cost $55,769,551)		49,932,790

Office/Business Equipment - 0.2%
Xerox Holdings Corp.
144A,5.00%, 8/15/25	3,310,000	3,105,943
144A,5.50%, 8/15/28	3,326,000	2,831,640

(Cost $6,739,840)		5,937,583

Semiconductors - 0.5%
ams-OSRAM AG, 144A,7.00%, 7/31/25	2,006,000	1,757,386
Entegris Escrow Corp.
144A,4.75%, 4/15/29	7,081,000	6,626,662
144A,5.95%, 6/15/30	3,950,000	3,809,007
Entegris, Inc.
144A,4.375%, 4/15/28	1,814,000	1,669,615
144A,3.625%, 5/1/29	1,774,000	1,524,584
ON Semiconductor Corp., 144A,3.875%, 9/1/28	3,090,000	2,785,446

(Cost $18,820,793)		18,172,700

Software - 2.5%
Alteryx, Inc., 144A,8.75%, 3/15/28	1,986,000	1,898,197
AthenaHealth Group, Inc., 144A,6.50%, 2/15/30	10,572,000	8,718,054
Boxer Parent Co., Inc., 144A,7.125%, 10/2/25	2,660,000	2,669,815
Clarivate Science Holdings Corp.
144A,3.875%, 7/1/28	4,193,000	3,708,027
144A,4.875%, 7/1/29	4,040,000	3,480,483
Cloud Software Group, Inc.
144A,6.50%, 3/31/29	18,255,000	16,140,909
144A,9.00%, 9/30/29	16,950,000	14,423,518
Fair Isaac Corp.
144A,5.25%, 5/15/26	1,765,000	1,738,631
144A,4.00%, 6/15/28	4,041,000	3,723,701
MicroStrategy, Inc., 144A,6.125%, 6/15/28	2,207,000	1,921,199
Open Text Corp.
144A,3.875%, 2/15/28	3,991,000	3,496,742
144A,3.875%, 12/1/29	3,752,000	3,129,362

Open Text Holdings, Inc.
144A,4.125%, 2/15/30	4,135,000	3,506,603
144A,4.125%, 12/1/31	2,869,000	2,357,243
PTC, Inc.
144A,3.625%, 2/15/25	2,217,000	2,134,295
144A,4.00%, 2/15/28	2,207,000	2,058,469
Rackspace Technology Global, Inc.
144A,3.50%, 2/15/28	2,444,000	975,012
144A,5.375%, 12/1/28	2,323,000	597,527
ROBLOX Corp., 144A,3.875%, 5/1/30	4,434,000	3,802,554
SS&C Technologies, Inc., 144A,5.50%, 9/30/27	8,827,000	8,432,566
Twilio, Inc.
3.625%, 3/15/29	2,207,000	1,908,547
3.875%, 3/15/31	2,207,000	1,867,199

(Cost $102,700,654)		92,688,653

Utilities - 2.8%
Electric - 2.6%
Calpine Corp.
144A,5.25%, 6/1/26	1,854,000	1,799,541
144A,4.50%, 2/15/28	5,517,000	5,031,325
144A,5.125%, 3/15/28	6,179,000	5,549,382
144A,4.625%, 2/1/29	3,019,000	2,556,449
144A,5.00%, 2/1/31	3,752,000	3,032,454
144A,3.75%, 3/1/31	3,991,000	3,257,923
Clearway Energy Operating LLC
144A,4.75%, 3/15/28	3,769,000	3,513,384
144A,3.75%, 2/15/31	4,102,000	3,446,454
DPL, Inc.,4.125%, 7/1/25	1,835,000	1,751,960
Drax Finco PLC, 144A,6.625%, 11/1/25	2,217,000	2,164,679
FirstEnergy Corp.
Series B, 4.15%, 7/15/27	6,701,000	6,423,512
2.65%, 3/1/30	2,648,000	2,260,611
Series B, 2.25%, 9/1/30	2,006,000	1,646,916
NextEra Energy Operating Partners LP
144A,4.25%, 7/15/24	3,035,000	2,979,277
144A,3.875%, 10/15/26	2,207,000	2,041,916
144A,4.50%, 9/15/27	2,468,000	2,301,891
NRG Energy, Inc.
5.75%, 1/15/28	3,641,000	3,467,009
144A,3.375%, 2/15/29	2,207,000	1,822,954
144A,5.25%, 6/15/29	3,235,000	2,920,983
144A,3.625%, 2/15/31	4,792,000	3,785,049
PG&E Corp.
5.00%, 7/1/28	4,439,000	4,099,068
5.25%, 7/1/30	4,414,000	3,982,180
Talen Energy Supply LLC, 144A,8.625%, 6/1/30	5,400,000	5,515,344
TransAlta Corp.,7.75%, 11/15/29	1,774,000	1,847,355
Vistra Operations Co. LLC
144A,5.50%, 9/1/26	4,414,000	4,293,372
144A,5.625%, 2/15/27	5,738,000	5,525,950
144A,5.00%, 7/31/27	5,738,000	5,383,485
144A,4.375%, 5/1/29	5,767,000	5,030,812

(Cost $108,311,852)		97,431,235

Gas - 0.2%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	3,090,000	2,979,731
5.875%, 8/20/26	3,004,000	2,796,607
5.75%, 5/20/27	2,317,000	2,092,823

(Cost $8,779,127)		7,869,161

TOTAL CORPORATE BONDS (Cost $4,109,599,561)		3,612,976,104

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
(Cost $558,201)	558,201	558,201

CASH EQUIVALENTS - 0.9%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $33,428,147)	33,428,147	33,428,147

TOTAL INVESTMENTS - 98.7% (Cost $4,143,585,909)		$3,646,962,452
Other assets and liabilities, net - 1.3%		47,587,579

NET ASSETS - 100.0%		$3,694,550,031

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

CORPORATE BONDS — 0.0%
Financial — 0.0%
Deutsche Bank AG, 5.882%, 7/08/31 (d)
1,711,027	573,064	(2,188,899)	(536,171)	440,979	19,503	—	—	—
Deutsche Bank AG, 3.729%, 1/14/32 (d)
3,593,664	619,222	(4,058,837)	(1,424,285)	1,270,236	29,417	—	—	—
Deutsche Bank AG, 3.742%, 1/07/33 (d)
3,472,027	592,104	(3,923,327)	(1,320,470)	1,179,666	29,725	—	—	—
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
78,245,816	—	(77,687,615) (e)	—	—	1,481,050	—	558,201	558,201
CASH EQUIVALENTS — 0.9%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
21,909,142	308,134,358	(296,615,353)	—	—	828,757	—	33,428,147	33,428,147

108,931,676	309,918,748	(384,474,031)	(3,280,926)	2,890,881	2,388,452	—	33,986,348	33,986,348

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $522,137, which is 0.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

GMTN:	Global Medium Term Note
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$3,612,976,104	$—	$3,612,976,104
Short-Term Investments (a)	33,986,348	—	—	33,986,348

TOTAL	$33,986,348	$3,612,976,104	$—	$3,646,962,452

(a)	See Schedule of Investments for additional detailed categorizations.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

HYLB-PH3

R-089711-1 (5/24) DBX005195 (5/24)